Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Dividends announced and paid in cash
Preference shares							1	1	2
Ordinary shares
March	8.1587	7.0125	6.6699	10.00	10.00	10.00	1,303	1,099	1,708
June	7.7563	6.9167	6.5295	10.00	10.00	10.00	1,546	1,168	1,691
September	7.6213	7.5578	6.5488	10.00	10.00	10.00	1,676	1,161	1,717
December	7.4435	7.9313	6.6342	10.00	10.00	10.00	1,627	1,182	1,541
	30.9798	29.4183	26.3824	40.00	40.00	40.00	6,153	4,611	6,659
Dividend announced, paid in March 2018				10.00			1,828
The details of the scrip dividends issued are shown in the table below.

	2017	2016	2015
Number of shares issued (thousand)	289,789	548,005	102,810
Value of shares issued ($ million)	1,714	2,858	642